OMB APPROVAL
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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2015

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Select Large Cap Growth Fund

December 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.7%
CONSUMER DISCRETIONARY 12.9%
Automobiles 2.6%
Tesla Motors, Inc. (a)	752,267	$180,551,603
Internet & Catalog Retail 7.0%
Amazon.com, Inc. (a)	359,711	243,125,068
Priceline Group, Inc. (The) (a)	196,045	249,947,572
Total		493,072,640
Textiles, Apparel & Luxury Goods 3.3%
Nike, Inc., Class B	3,725,160	232,822,500
TOTAL CONSUMER DISCRETIONARY		906,446,743
CONSUMER STAPLES 7.1%
Beverages 4.0%
Monster Beverage Corp. (a)	1,865,620	277,902,755
Food & Staples Retailing 3.1%
CVS Health Corp.	2,262,450	221,199,737
TOTAL CONSUMER STAPLES		499,102,492
FINANCIALS 2.8%
Diversified Financial Services 2.8%
Intercontinental Exchange, Inc.	771,150	197,614,899
TOTAL FINANCIALS		197,614,899
HEALTH CARE 32.5%
Biotechnology 18.7%
Alexion Pharmaceuticals, Inc. (a)	1,695,754	323,465,075
Biogen, Inc. (a)	847,682	259,687,381
Celgene Corp. (a)	2,086,462	249,874,689
Intercept Pharmaceuticals, Inc. (a)(b)	1,270,483	189,746,636
Vertex Pharmaceuticals, Inc. (a)	2,348,425	295,502,318
Total		1,318,276,099
Health Care Equipment & Supplies 2.1%
DexCom, Inc. (a)	1,763,520	144,432,288
Life Sciences Tools & Services 4.1%
Illumina, Inc. (a)	1,495,252	287,006,145
Pharmaceuticals 7.6%
Bristol-Myers Squibb Co.	4,739,563	326,034,539

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals (continued)
Novo Nordisk A/S, ADR	3,590,520	$208,537,401
Total		534,571,940
TOTAL HEALTH CARE		2,284,286,472
INDUSTRIALS 2.2%
Electrical Equipment 2.2%
Acuity Brands, Inc.	669,350	156,494,030
TOTAL INDUSTRIALS		156,494,030
INFORMATION TECHNOLOGY 42.2%
Electronic Equipment, Instruments & Components 2.7%
Fitbit, Inc., Class A (a)(b)	6,405,017	189,524,453
Internet Software & Services 15.2%
Alibaba Group Holding Ltd., ADR (a)	2,536,800	206,165,736
Facebook, Inc., Class A (a)	3,069,163	321,218,600
LinkedIn Corp., Class A (a)	1,376,863	309,904,324
MercadoLibre, Inc.	2,051,188	234,532,836
Total		1,071,821,496
IT Services 7.2%
Cognizant Technology Solutions Corp., Class A (a)	3,727,576	223,729,111
Visa, Inc., Class A	3,674,736	284,975,777
Total		508,704,888
Semiconductors & Semiconductor Equipment 2.5%
Skyworks Solutions, Inc.	2,256,260	173,348,456
Software 14.6%
Adobe Systems, Inc. (a)	2,820,920	264,997,225
Mobileye NV (a)	5,893,989	249,197,855
ServiceNow, Inc. (a)	2,644,681	228,923,587
Splunk, Inc. (a)	4,869,773	286,391,350
Total		1,029,510,017
TOTAL INFORMATION TECHNOLOGY		2,972,909,310
Total Common Stocks (Cost: $5,082,734,326)		$7,016,853,946

	Shares	Value

Money Market Funds 0.4%
Columbia Short-Term Cash Fund, 0.284% (b)(c)	27,433,689	$27,433,689
Total Money Market Funds (Cost: $27,433,689)		$27,433,689

Total Investments
(Cost: $5,110,168,015) (d)	$7,044,287,635(e	)
Other Assets & Liabilities, Net	(8,694,163)
Net Assets	$7,035,593,472

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended December 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	116,529,953	1,747,922,342	(1,837,018,606)	27,433,689	95,372	27,433,689
Fitbit, Inc., Class A*	—	242,185,550	—	242,185,550	—	189,524,453
Intercept Pharmaceuticals, Inc.*	135,795,990	143,219,562	—	279,015,552	—	189,746,636
Total	252,325,943	2,133,327,454	(1,837,018,606)	548,634,791	95,372	406,704,778

* Issuer was not an affiliate for the entire period ended December 31, 2015.

(c)	The rate shown is the seven-day current annualized yield at December 31, 2015.
(d)

At December 31, 2015, the cost of securities for federal income tax purposes was approximately $5,110,168 ,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$2,138,084,000
Unrealized Depreciation	(203,964,000)
Net Unrealized Appreciation	$1,934,120,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	906,446,743	—	—	906,446,743
Consumer Staples	499,102,492	—	—	499,102,492
Financials	197,614,899	—	—	197,614,899
Health Care	2,284,286,472	—	—	2,284,286,472
Industrials	156,494,030	—	—	156,494,030
Information Technology	2,972,909,310	—	—	2,972,909,310
Total Common Stocks	7,016,853,946	—	—	7,016,853,946
Money Market Funds	—	27,433,689	—	27,433,689
Total Investments	7,016,853,946	27,433,689	—	7,044,287,635

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	116,529,953	116,529,953	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Active Portfolios® Multi-Manager Growth Fund

December 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.3%
CONSUMER DISCRETIONARY 12.2%
Automobiles 1.6%
Tesla Motors, Inc. (a)	166,628	$39,992,386
Hotels, Restaurants & Leisure 0.8%
Yum! Brands, Inc.	266,337	19,455,918
Internet & Catalog Retail 7.2%
Amazon.com, Inc. (a)	178,337	120,536,195
Priceline Group, Inc. (The) (a)	45,364	57,836,832
Total		178,373,027
Specialty Retail 0.5%
Lowe’s Companies, Inc.	177,071	13,464,479
Textiles, Apparel & Luxury Goods 2.1%
Nike, Inc., Class B	848,760	53,047,500
TOTAL CONSUMER DISCRETIONARY		304,333,310
CONSUMER STAPLES 11.1%
Beverages 6.6%
Coca-Cola Co. (The)	724,750	31,135,260
Monster Beverage Corp. (a)	761,191	113,387,011
SABMiller PLC, ADR	359,606	21,551,188
Total		166,073,459
Food & Staples Retailing 2.0%
CVS Health Corp.	499,580	48,843,937
Food Products 1.3%
Danone SA, ADR	2,360,133	32,121,410
Household Products 1.2%
Procter & Gamble Co. (The)	363,672	28,879,193
TOTAL CONSUMER STAPLES		275,917,999
ENERGY 0.8%
Energy Equipment & Services 0.8%
Schlumberger Ltd.	291,010	20,297,947
TOTAL ENERGY		20,297,947

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS 3.9%
Capital Markets 1.2%
Greenhill & Co., Inc.	76,513	$2,189,037
SEI Investments Co.	531,309	27,840,591
Total		30,029,628
Consumer Finance 0.3%
American Express Co.	130,174	9,053,602
Diversified Financial Services 2.4%
Factset Research Systems, Inc.	101,356	16,477,445
Intercontinental Exchange, Inc.	167,450	42,910,737
Total		59,388,182
TOTAL FINANCIALS		98,471,412
HEALTH CARE 25.2%
Biotechnology 12.6%
Alexion Pharmaceuticals, Inc. (a)	383,325	73,119,244
Amgen, Inc.	125,553	20,381,018
Biogen, Inc. (a)	184,380	56,484,813
Celgene Corp. (a)	428,984	51,375,124
Intercept Pharmaceuticals, Inc. (a)	284,982	42,562,062
Vertex Pharmaceuticals, Inc. (a)	566,340	71,262,562
Total		315,184,823
Health Care Equipment & Supplies 2.1%
DexCom, Inc. (a)	391,670	32,077,773
Varian Medical Systems, Inc. (a)	247,603	20,006,322
Total		52,084,095
Health Care Technology 0.6%
Cerner Corp. (a)	226,579	13,633,259
Life Sciences Tools & Services 2.6%
Illumina, Inc. (a)	332,674	63,855,111
Pharmaceuticals 7.3%
Bristol-Myers Squibb Co.	1,017,320	69,981,443
Merck & Co., Inc.	215,124	11,362,850
Novartis AG, ADR	266,823	22,957,451
Novo Nordisk A/S, ADR	1,356,769	78,801,143
Total		183,102,887
TOTAL HEALTH CARE		627,860,175

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS 3.3%
Air Freight & Logistics 1.9%
Expeditors International of Washington, Inc.	547,074	$24,673,038
United Parcel Service, Inc., Class B	233,531	22,472,688
Total		47,145,726
Electrical Equipment 1.4%
Acuity Brands, Inc.	155,000	36,239,000
TOTAL INDUSTRIALS		83,384,726
INFORMATION TECHNOLOGY 41.8%
Communications Equipment 2.8%
Cisco Systems, Inc.	1,460,476	39,659,226
QUALCOMM, Inc.	580,498	29,016,192
Total		68,675,418
Electronic Equipment, Instruments & Components 1.7%
Fitbit, Inc., Class A (a)	1,431,301	42,352,197
Internet Software & Services 15.1%
Alibaba Group Holding Ltd., ADR (a)	1,001,200	81,367,524
Alphabet, Inc., Class A (a)	34,583	26,905,920
Alphabet, Inc., Class C (a)	34,668	26,308,852
Facebook, Inc., Class A (a)	1,168,347	122,279,197
LinkedIn Corp., Class A (a)	305,335	68,724,802
MercadoLibre, Inc.	456,280	52,171,055
Total		377,757,350
IT Services 6.6%
Automatic Data Processing, Inc.	91,068	7,715,281
Cognizant Technology Solutions Corp., Class A (a)	825,622	49,553,832
Visa, Inc., Class A	1,391,730	107,928,662
Total		165,197,775

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment 2.5%
Analog Devices, Inc.	61,469	$3,400,465
ARM Holdings PLC, ADR	400,697	18,127,532
Skyworks Solutions, Inc.	522,490	40,142,907
Total		61,670,904
Software 13.1%
Adobe Systems, Inc. (a)	676,600	63,559,804
Autodesk, Inc. (a)	387,817	23,629,690
Microsoft Corp.	416,379	23,100,707
Mobileye NV (a)	1,364,896	57,707,803
Oracle Corp.	933,154	34,088,115
ServiceNow, Inc. (a)	680,260	58,883,305
Splunk, Inc. (a)	1,127,707	66,320,449
Total		327,289,873
TOTAL INFORMATION TECHNOLOGY		1,042,943,517
Total Common Stocks (Cost: $2,119,423,071)		$2,453,209,086

	Shares	Value

Money Market Funds 1.7%
Columbia Short-Term Cash Fund, 0.284% (b)(c)	42,303,378	$42,303,378
Total Money Market Funds (Cost: $42,303,378)		$42,303,378
Total Investments
(Cost: $2,161,726,449) (d)		$2,495,512,464(e	)
Other Assets & Liabilities, Net		(280,868)
Net Assets		$2,495,231,596

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at December 31, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended December 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	33,227,513	781,365,380	(772,289,515)	42,303,378	53,777	42,303,378

(d)

At December 31, 2015, the cost of securities for federal income tax purposes was approximately $2,161,726,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$412,043,000
Unrealized Depreciation	(78,257,000)
Net Unrealized Appreciation	$333,786,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	304,333,310	—	—	304,333,310
Consumer Staples	275,917,999	—	—	275,917,999
Energy	20,297,947	—	—	20,297,947
Financials	98,471,412	—	—	98,471,412
Health Care	627,860,175	—	—	627,860,175
Industrials	83,384,726	—	—	83,384,726
Information Technology	1,042,943,517	—	—	1,042,943,517
Total Common Stocks	2,453,209,086	—	—	2,453,209,086
Money Market Funds	—	42,303,378	—	42,303,378
Total Investments	2,453,209,086	42,303,378	—	2,495,512,464

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	33,227,513	33,227,513	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia Pacific/Asia Fund

December 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 94.1%
AUSTRALIA 9.6%
Amcor Ltd.	265,277	$2,577,229
AMP Ltd.	260,014	1,095,563
Commonwealth Bank of Australia	72,682	4,493,527
CSL Ltd.	37,761	2,878,887
Macquarie Group Ltd.	68,963	4,125,572
QBE Insurance Group Ltd.	184,653	1,679,452
Telstra Corp., Ltd.	770,105	3,129,473
Transurban Group	100,882	764,682
Transurban Group	5,303	40,197
Westpac Banking Corp.	112,730	2,732,550
Total		23,517,132
CHINA 14.6%
Alibaba Group Holding Ltd., ADR (a)	31,119	2,529,041
Bank of China Ltd., Class H	3,750,000	1,663,925
China Biologic Products, Inc. (a)	13,659	1,945,861
China Mobile Ltd.	506,500	5,701,218
Chongqing Changan Automobile Co., Ltd., Class B	357,800	787,772
CNOOC Ltd.	1,978,000	2,058,655
CSPC Pharmaceutical Group Ltd.	1,302,000	1,327,400
Guangdong Investment Ltd.	1,506,000	2,126,816
Industrial & Commercial Bank of China Ltd., Class H	3,889,100	2,331,199
Luthai Textile Co., Ltd., Class B	1,069,320	1,480,784
Pax Global Technology Ltd.	486,000	498,621
Ping An Insurance Group Co. of China Ltd., Class H	878,500	4,844,668
Tencent Holdings Ltd.	325,100	6,365,453
Zhuzhou CSR Times Electric Co., Ltd., Class H	405,500	2,338,340
Total		35,999,753
HONG KONG 4.6%
AIA Group Ltd.	730,000	4,361,811
Cheung Kong Property Holding Ltd.	162,548	1,051,520
CK Hutchison Holdings Ltd.	342,048	4,597,785
Hong Kong Exchanges and Clearing Ltd.	54,200	1,380,734
Total		11,391,850
INDIA 6.8%
Asian Paints Ltd.	128,671	1,714,118
Eicher Motors Ltd.	6,507	1,651,806
HCL Technologies Ltd.	185,701	2,394,975
HDFC Bank Ltd., ADR	61,922	3,814,395
InterGlobe Aviation Ltd. (a)	140,021	2,613,690
Motherson Sumi Systems Ltd.	309,990	1,368,767

Issuer	Shares	Value

Common Stocks (continued)
INDIA (CONTINUED)
Syngene International Ltd. (a)	195,963	$1,229,588
UPL Ltd.	285,719	1,881,636
Total		16,668,975
INDONESIA 1.3%
PT Bank Rakyat Indonesia Persero Tbk	1,802,600	1,479,395
PT Matahari Department Store Tbk	1,433,600	1,814,843
Total		3,294,238
JAPAN 44.7%
Alps Electric Co., Ltd.	60,000	1,627,081
Aozora Bank Ltd.	799,000	2,788,369
Astellas Pharma, Inc.	158,000	2,249,251
Central Japan Railway Co.	12,800	2,272,435
Daiichikosho Co., Ltd.	102,000	4,047,464
Fuji Heavy Industries Ltd.	121,100	4,988,869
Hoshizaki Electric Co., Ltd.	25,500	1,585,215
Hoya Corp.	101,600	4,154,686
Invincible Investment Corp.	2,619	1,521,133
ITOCHU Corp.	398,100	4,708,906
Japan Post Bank Co., Ltd. (a)	51,900	755,647
Kao Corp.	21,700	1,115,136
KDDI Corp.	193,600	5,027,830
Keyence Corp.	8,700	4,781,565
M3, Inc.	120,800	2,504,689
Mazda Motor Corp.	151,400	3,124,102
Mitsubishi UFJ Financial Group, Inc.	852,100	5,278,120
MonotaRO Co., Ltd	55,300	1,530,134
Murata Manufacturing Co., Ltd.	9,500	1,366,872
Nakanishi, Inc.	26,200	1,021,163
Nihon M&A Center, Inc.	72,500	3,490,605
Nihon Trim Co., Ltd.	28,800	1,004,482
Nippon Telegraph & Telephone Corp.	131,200	5,221,513
Nitto Denko Corp.	19,200	1,401,709
ORIX Corp.	300,590	4,216,816
PeptiDream, Inc. (a)	54,900	1,747,572
Raito Kogyo Co., Ltd.	279,700	2,724,352
Relo Holdings, Inc.	30,400	3,669,439
San-A Co., Ltd.	69,400	3,113,826
Shimano, Inc.	12,900	1,980,905
Shinmaywa Industries Ltd.	217,000	1,944,499
Sony Corp.	138,700	3,408,802
Sumitomo Mitsui Financial Group, Inc.	75,300	2,841,901
Sysmex Corp.	34,700	2,225,821
Tanseisha Co., Ltd.	163,750	1,318,406
Temp Holdings Co., Ltd.	145,200	2,250,694
Tokio Marine Holdings, Inc.	52,400	2,023,931

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Toyota Motor Corp.	88,000	$5,418,954
Tsuruha Holdings, Inc.	42,200	3,656,460
Total		110,109,354
PHILIPPINES 1.9%
GT Capital Holdings, Inc.	131,695	3,689,511
Robinsons Retail Holdings, Inc.	682,050	913,798
Total		4,603,309
SINGAPORE 1.6%
DBS Group Holdings Ltd.	338,900	3,971,740
SOUTH KOREA 3.4%
Lotte Chemical Corp.	5,937	1,211,428
Samsung Electronics Co., Ltd.	5,418	5,778,743
SK Telecom Co., Ltd.	7,148	1,308,215
Total		8,298,386
TAIWAN 4.5%
Catcher Technology Co., Ltd.	189,000	1,575,583
Eclat Textile Co., Ltd.	78,000	1,071,816
Pegatron Corp.	496,000	1,078,784
St. Shine Optical Co., Ltd.	29,318	586,777
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	291,729	6,636,835
Total		10,949,795
THAILAND 0.5%
Kasikornbank PCL, Foreign Registered Shares	308,400	1,274,721

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM 0.6%
Rio Tinto PLC, ADR	50,149	$1,460,339
Total Common Stocks (Cost: $191,628,742)		$231,539,592

Preferred Stocks 1.2%
SOUTH KOREA 1.2%
LG Chem Ltd.	14,049	$2,935,139
Total Preferred Stocks (Cost: $2,526,339)		$2,935,139

	Shares	Value

Exchange-Traded Funds 1.1%
WisdomTree Japan Hedged Equity Fund	55,191	2,763,965
Total Exchange-Traded Funds (Cost: $2,994,341)		$2,763,965

Money Market Funds 2.8%
Columbia Short-Term Cash Fund, 0.284% (b)(c)	6,921,222	$6,921,222
Total Money Market Funds (Cost: $6,921,222)		$6,921,222
Total Investments(d)
(Cost: $204,070,644)		$244,159,918(e	)
Other Assets & Liabilities, Net		1,906,051
Net Assets		$246,065,969

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at December 31, 2015

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	01/14/2016	37,842,000 CNY	5,880,287 USD	70,399	—
Morgan Stanley	01/14/2016	198,089,000 INR	2,967,493 USD	—	(22,392)
Morgan Stanley	01/14/2016	746,713,000 JPY	6,072,052 USD	—	(141,664)
Morgan Stanley	01/14/2016	84,180,000 PHP	1,774,155 USD	—	(14,873)
Morgan Stanley	01/14/2016	2,398,854 USD	3,317,000 AUD	17,139	—
Morgan Stanley	01/14/2016	359,340 USD	493,000 AUD	—	(255)
Morgan Stanley	01/14/2016	7,564,898 USD	8,831,926,000 KRW	—	(39,770)
Morgan Stanley	01/14/2016	1,412,632 USD	2,013,000 SGD	6,615	—
Morgan Stanley	01/14/2016	479,455 USD	677,000 SGD	—	(2,143)
Morgan Stanley	01/14/2016	1,200,644 USD	42,863,000 THB	—	(9,802)
Morgan Stanley	01/14/2016	2,840,558 USD	92,957,000 TWD	—	(15,134)
Total				94,153	(246,033)

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at December 31, 2015.

(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended December 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	943,243	97,513,244	(91,535,265)	6,921,222	6,789	6,921,222

(d)

At December 31, 2015, the cost of securities for federal income tax purposes was approximately $204,071,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$46,086,000
Unrealized Depreciation	(5,997,000)
Net Unrealized Appreciation	$40,089,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Currency Legend

AUD	Australian Dollar
CNY	China, Yuan Renminbi
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
PHP	Philippine Peso
SGD	Singapore Dollar
THB	Thailand Baht
TWD	Taiwan Dollar
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2015:

	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	23,517,132	—	23,517,132
China	4,474,902	31,524,851	—	35,999,753
Hong Kong	—	11,391,850	—	11,391,850
India	3,814,395	12,854,580	—	16,668,975
Indonesia	—	3,294,238	—	3,294,238
Japan	—	110,109,354	—	110,109,354
Philippines	—	4,603,309	—	4,603,309
Singapore	—	3,971,740	—	3,971,740
South Korea	—	8,298,386	—	8,298,386
Taiwan	6,636,835	4,312,960	—	10,949,795
Thailand	—	1,274,721	—	1,274,721
United Kingdom	1,460,339	—	—	1,460,339
Total Common Stocks	16,386,471	215,153,121	—	231,539,592
Preferred Stocks
South Korea	—	2,935,139	—	2,935,139
Exchange-Traded Funds	2,763,965	—	—	2,763,965
Money Market Funds	—	6,921,222	—	6,921,222
Total Investments	19,150,436	225,009,482	—	244,159,918
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	94,271	—	94,271
Liabilities
Forward Foreign Currency Exchange Contracts	—	(246,926)	—	(246,926)
Total	19,150,436	224,856,827	—	244,007,263

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Derivative instruments are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	943,243	943,243	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	February 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	February 22, 2016

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	February 22, 2016